Acquisitions - Transport Logistics Holding (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 29, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 03, 2021 USD ($)
Estimated Assets Acquired:
Goodwill		$ 45,295	$ 3,961
Total asset acquired					$ 31,186
Holdback amount		$ 100
Number of operating segments | segment		1
TLH
Consideration Transferred:
Cash consideration	$ 5,000
Share consideration	10,126
Total consideration	15,126
Estimated Assets Acquired:
Goodwill	14,648
Total asset acquired	$ 15,126
Share consideration (in shares) | shares	694,540
Share price (in dollars per share) | $ / shares	$ 14.58
Transaction expenses		$ 700
TLH | Software technology
Estimated Assets Acquired:
Intangibles	$ 249
TLH | Trade name
Estimated Assets Acquired:
Intangibles	59
TLH | Customer relationships
Estimated Assets Acquired:
Intangibles	$ 170